United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/09

Date of Reporting Period:  Quarter ended 4/30/09

Item 1.                      Schedule of Investments

Federated Government Ultrashort Duration Fund

Portfolio of Investments

April 30, 2009 (unaudited)

Principal Amount	Value

		ADJUSTABLE RATE MORTGAGES--20.3%
		Federal Home Loan Mortgage Corp. ARM--8.2%
$1,561,164		3.597%, 3/1/2033	$1,581,037
5,437,480		4.286%, 9/1/2036	5,548,219
1,551,511		4.308%, 7/1/2030	1,568,678
14,897,201		4.570%, 2/1/2034	15,398,909
11,913,430		4.597%, 4/1/2034	12,149,256
1,253,308		4.673%, 1/1/2027	1,273,076
4,938,073		4.723%, 4/1/2038	5,116,164
1,590,386		4.777%, 9/1/2025	1,623,104
546,459		4.892%, 5/1/2033	551,682
6,008,943		5.055%, 2/1/2036	6,168,835
111,036		5.209%, 7/1/2033	112,216
6,956,302		5.382%, 7/1/2036	7,096,500
4,651,133		5.412%, 8/1/2036	4,705,858
812,425		5.569%, 5/1/2037	838,876
13,253,272		5.744%, 4/1/2037	13,819,001
		TOTAL	77,551,411
		Federal National Mortgage Association ARM--12.1%
914,044		1.630%, 9/1/2027	912,842
1,383,002		2.910%, 5/1/2040	1,379,878
248,356		2.910%, 5/1/2040	247,725
708,072		2.910%, 8/1/2040	708,745
18,905,209		3.260%, 10/1/2034	19,087,833
7,299,028		3.790%, 8/1/2034	7,403,579
298,702		3.960%, 6/1/2028	302,272
174,828		4.120%, 2/1/2033	178,322
3,771,714		4.210%, 4/1/2024	3,825,144
14,173,271		4.220%, 1/1/2035	14,358,601
8,530,415		4.220%, 1/1/2035	8,685,873
13,818,381		4.290%, 5/1/2035	14,105,126
11,303,820		4.330%, 9/1/2034	11,398,083
245,982		4.470%, 12/1/2032	250,404
413,801		4.490%, 7/1/2033	419,438
1,470,654		4.590%, 3/1/2033	1,504,116
3,226,487		4.590%, 4/1/2033	3,308,049
9,024,804		4.680%, 7/1/2034	9,363,116
1,099,134		4.690%, 5/1/2036	1,121,384
168,722		4.960%, 8/1/2032	170,348
8,233,180		5.390%, 6/1/2036	8,361,206
5,891,751		5.390%, 6/1/2036	5,982,083
2,212,078		5.790%, 2/1/2037	2,270,859
		TOTAL	115,345,026
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $190,605,827)	192,896,437
		COLLATERALIZED MORTGAGE OBLIGATIONS--15.4%
		Federal Home Loan Mortgage Corp. REMIC --9.0%
7,955,923		Series 3391 FA, 0.601%, 4/15/2018	7,821,221
8,104,698		Series 3028 FM, 0.701%, 9/15/2035	7,903,806
8,239,192		Series 2777 FK, 0.751%, 2/15/2033	8,090,060
8,798,013		Series 3085 VF, 0.771%, 12/15/2035	8,596,147
2,974,514		Series 2534 EF, 0.801%, 5/15/2022	2,956,615
2,167,772		Series 2534 FJ, 0.801%, 4/15/2022	2,155,884
794,853		Series 2539 FK, 0.801%, 10/15/2016	791,622
4,296,891		Series 2551 CF, 0.801%, 12/15/2016	4,276,170
4,870,956		Series 2571 FB, 0.801%, 2/15/2018	4,810,643
8,125,831		Series 2758 FH, 0.801%, 3/15/2019	8,001,114
1,479,101		Series 2488 WF, 0.851%, 8/15/2017	1,462,797
2,104,715		Series 2564 EF, 0.851%, 2/15/2022	2,097,036
1,887,834		Series 2610 DF, 0.851%, 3/15/2033	1,876,670
8,861,190		Series 2812 LF, 0.851%, 6/15/2034	8,683,385
248,912		Series 2395 FT, 0.901%, 12/15/2031	244,425
1,222,853		Series 2111 MA, 0.951%, 1/15/2029	1,202,175
1,249,436		Series 2111 MB, 0.951%, 1/15/2029	1,228,309
1,276,020		Series 2111 MC, 0.951%, 1/15/2029	1,254,443
834,696		Series 2359 FA, 0.951%, 2/15/2029	833,158
576,363		Series 2554 FW, 0.951%, 11/15/2029	576,083
130,181		Series 2444 FT, 0.981%, 9/15/2029	130,092
101,264		Series 2452 FG, 1.001%, 3/15/2032	99,817
1,231,300		Series 2656 BF, 1.001%, 2/15/2025	1,228,764
1,246,478		Series 2396 FL, 1.051%, 12/15/2031	1,234,927
7,062,247		Series 2412 OF, 1.401%, 12/15/2031	7,034,240
461,061		Series 1146 E, 1.550%, 9/15/2021	460,184
270,288		Series 1611 JA, 1.625%, 8/15/2023	270,975
290,603		Series 2389 CD, 6.000%, 3/15/2016	294,100
		TOTAL	85,614,862
		Federal National Mortgage Association REMIC --6.2%
1,770,272		Series 2005-65 FP, 0.688%, 8/25/2035	1,761,789
3,768,496		Series 2006-104 FC, 0.688%, 11/25/2036	3,678,847
1,297,775		Series 2001-61 FM, 0.697%, 10/18/2016	1,269,658
2,143,711		Series 2003-17 WF, 0.738%, 7/25/2017	2,132,459
2,274,771		Series 1999-42 FA, 0.738%, 10/25/2028	2,262,628
7,758,667		Series 2004-91 HF, 0.738%, 11/25/2034	7,602,882
2,265,591		Series 2003-20 FH, 0.788%, 10/25/2016	2,256,874
1,824,169		Series 2003-15 FW, 0.788%, 12/25/2016	1,816,764
3,346,535		Series 2003-54 FV, 0.788%, 1/25/2026	3,335,510
537,486		Series 2003-118 FQ, 0.788%, 9/25/2033	536,630
1,496,048		Series 2003-26 QF, 0.838%, 10/25/2017	1,484,463
8,798,901		Series 2003-35 FY, 0.838%, 5/25/2018	8,698,481
2,992,423		Series 2003-52 NF, 0.838%, 6/25/2023	2,941,036
792,902		Series B03QRB4 FC, 0.838%, 2/25/2028	789,803
18,523		Series 2002-58 LF, 0.838%, 1/25/2029	18,511
1,326,188		Series 2003-123 NF, 0.838%, 1/25/2030	1,324,416
898,559		Series 1998-22 FA, 0.847%, 4/18/2028	878,503
2,289,130		Series 2002-82 FK, 0.888%, 10/25/2031	2,281,872
1,266,312		Series 2002-74 FV, 0.888%, 11/25/2032	1,245,815
6,246,956		Series 2004-51 FO, 0.888%, 7/25/2034	6,123,763
352,618		Series 2001-34 FL, 0.938%, 8/25/2031	346,994
468,234		Series 2001-68 FD, 0.938%, 12/25/2031	461,745
89,950		Series 2002-39 FB, 0.997%, 3/18/2032	88,664
153,814		Series 1993-220 FA, 1.069%, 11/25/2013	153,141
4,508,514		Series 2002-34 FC, 1.447%, 12/18/2031	4,493,968
1,083,139		Series 1993-62 FA, 3.203%, 4/25/2023	1,107,237
		TOTAL	59,092,453
		Government National Mortgage Association REMIC --0.2%
652,938		Series 2001-22 FG, 0.801%, 5/16/2031	644,452
659,824		Series 2001-21 FB, 0.851%, 1/16/2027	652,460
1,053,460		Series 1999-43 FA, 0.903%, 11/16/2029	1,010,766
		TOTAL	2,307,678
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $148,079,292)	147,014,993
		GOVERNMENT AGENCIES--22.2%
		Federal Farm Credit Bank System Floating Rate Note--0.5%[1]
5,000,000		0.530%, 1/11/2010	5,000,002
		Federal Home Loan Bank System Discount Notes--2.8%[2]
2,000,000		0.010%, 8/06/2009	1,998,938
10,000,000		0.010%, 9/25/2009	9,988,078
7,500,000		0.010%, 11/18/2009	7,483,232
7,000,000		0.010%, 1/11/2010	6,976,134
		TOTAL	26,446,382
		Federal Home Loan Bank Floating Rate Notes--6.4%[1]
2,000,000		0.363%, 7/17/2009	2,000,249
3,000,000		0.530%, 12/28/2009	3,006,935
15,000,000		0.860%, 3/11/2010	14,999,972
1,000,000		0.991%, 7/07/2009	1,000,333
5,000,000		1.041%, 5/20/2009	5,000,721
2,500,000		1.046%, 5/18/2009	2,498,736
2,000,000		1.071%, 5/20/2009	2,000,299
30,000,000		1.171%, 2/10/2010	30,001,852
		TOTAL	60,509,097
		Federal Home Loan Bank Notes-2.7%
5,000,000		1.05% 3/02/2010	5,007,394
5,000,000		1.10% 3/19/2010	5,009,671
1,000,000		2.65% 6/04/2009	1,001,982
500,000		4.25%, 5/15/2009	500,781
3,000,000		5.00% 12/11/2009	3,077,648
10,670,000		5.36% 5/15/2009	10,691,664
		TOTAL	25,289,140
		Federal Home Loan Mortgage Corp Discount Notes--1.9%[2]
3,000,000		0.000%, 2/1/2010	2,988,427
15,000,000		0.010%, 8/17/2009	14,990,225
		TOTAL	17,978,652
		Federal Home Loan Mortgage Corp. Floating Rate Notes--4.8%[1]
1,000,000		0.417%, 9/18/2009	1,000,211
15,000,000		0.550%, 1/8/2010	14,873,670
15,000,000		1.039%, 7/12/2010	15,003,712
15,000,000		1.101%, 2/9/2010	15,000,928
		TOTAL	45,878,521
		Federal National Mortgage Association Discount Notes—1.6%[2]
3,000,000		0.000%, 10/7/2009	2,995,793
12,000,000		0.010%, 7/8/2009	11,996,510
		TOTAL	14,992,303
		Federal National Mortgage Association Floating Rate Notes--1.0%[1]
2,000,000		0.420%, 9/3/2009	1,999,998
8,000,000		0.480%, 12/30/2009	7,999,993
		TOTAL	9,999,991
		Federal National Mortgage Association Note--0.5%
4,600,000		6.375%, 6/15/2009	4,634,474
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $210,588,498)	210,728,562
		MORTGAGE-BACKED SECURITIES--0.1%
		Federal National Mortgage Association --0.1%
68,424		7.500%, 30 Year, 1/1/2032	74,043
617,395		7.500%, 30 Year, 8/1/2032	668,089
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $729,755)	742,132
		REPURCHASE AGREEMENTS--43.6%
45,000,000		Interest in $8,008,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $8,008,037,816 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2018 and the market value of those underlying securities was $8,168,198,605.	45,000,000
25,000,000	[3]	Interest in $1,550,000,000 joint repurchase agreement 0.25%, dated 4/13/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $1,550,495,139 on 5/29/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2049 and the market value of those underlying securities was $1,593,324,877.	25,000,000
45,000,000		Interest in $4,800,000,000 joint repurchase agreement 0.18%, dated 4/30/2009 under which Bank of America N.A. will repurchase securities provided as collateral for $4,800,024,000 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/20/2038 and the market value of those underlying securities was $4,896,024,480.	45,000,000
29,638,000		Interest in $9,600,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $9,600,045,333 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $9,792,046,278.	29,638,000
45,000,000		Interest in $4,275,000,000 joint repurchase agreement 0.19%, dated 4/30/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,275,022,563 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury and U.S. Government Agency securities with various maturities to 5/1/2048 and the market value of those underlying securities was $4,363,167,659.	45,000,000
45,000,000		Interest in $5,000,000,000 joint repurchase agreement 0.18%, dated 4/30/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $5,000,025,000 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2039 and the market value of those underlying securities was $5,102,052,293.	45,000,000
45,000,000		Interest in $5,500,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $5,500,025,972 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2047 and the market value of those underlying securities was $5,610,026,492.	45,000,000
45,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.18%, dated 4/30/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $2,000,010,000 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2039 and the market value of those underlying securities was $2,040,001,579.	45,000,000
45,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.17%, dated 4/30/2009 under which Morgan Stanley and Co., Inc. will repurchase securities provided as collateral for $2,000,009,444 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2046 and the market value of those underlying securities was $2,057,996,424.	45,000,000
45,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.18%, dated 4/30/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,010,000 on 5/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $2,043,865,501.	45,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	414,638,000
		TOTAL INVESTMENTS --- 101.6% (IDENTIFIED COST $964,641,372)[4]	966,020,124
		OTHER ASSETS AND LIABILITIES – NET – (1.6)%[5]	(15,297,584)
		TOTAL NET ASSETS ---100%	$950,722,540

1	Represents the current interest rate for the floating rate security.
2	Discount rate at the time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4
At April 30, 2009, the cost of investments for federal tax purposes was $964,641,372. The net unrealized appreciation of investments for federal tax purposes was $1,378,752. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,079,982 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,701,230.

5	Assets, other than investment in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	966,020,124
Level 3 – Significant Unobservable Inputs	---
Total	$ 966,020,124

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Institutional Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	June 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2009